Related Parties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties	Related Parties

The Plan maintains the following investments that qualify as party-in-interest transactions:
•collective trust funds managed by EmpowerTrust Company, LLC;
•common stock of Hormel Foods Corporation; and
•General Investment Account of the record keeper, the Empower Retirement, LLC.

These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA.